Tangible fixed assets (Tables)	12 Months Ended
Dec. 31, 2022
Tangible fixed assets
Schedule of movements in tangible fixed assets

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2021	2,873,829	2,719	2,876,548
Additions, net	12,073	1,370	13,443
Disposals	(190,295)	—	(190,295)
Fully amortized dry-docking component	(14,512)	—	(14,512)
As of December 31, 2021	2,681,095	4,089	2,685,184
Additions, net	1,835	1,523	3,358
Transfer under Vessels held for sale	(324,034)	—	(324,034)
As of December 31, 2022	2,358,896	5,612	2,364,508
Accumulated depreciation and impairment loss
As of January 1, 2021	669,930	—	669,930
Depreciation	81,937	—	81,937
Disposals	(44,731)	—	(44,731)
Impairment loss on vessels	103,977	—	103,977
Fully amortized dry-docking component	(14,512)	—	(14,512)
As of December 31, 2021	796,601	—	796,601
Depreciation	68,264	—	68,264
Transfer under Vessels held for sale	(182,572)	—	(182,572)
Impairment loss on vessels	4,444	—	4,444
As of December 31, 2022	686,737	—	686,737
Net book value
As of December 31, 2021	1,884,494	4,089	1,888,583
As of December 31, 2022	1,672,159	5,612	1,677,771

Schedule of impairment loss recognized for vessels

	As of December 31, 2022
Vessel	Impairment loss on vessels	Recoverable amount
Methane Jane Elizabeth	(1,412)	65,408
Methane Alison Victoria	(3,032)	64,992
Total	(4,444)	130,400